Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Debt [Abstract]
Schedule of Bridge Notes and Related Party Notes

Significant terms of the Bridge Notes and Related Party Notes are summarized as follows:

	2022 Bridge Notes	Related Party Notes	2023 Bridge Notes
Issuance date of promissory notes	May 2022	May 2022	May 2023
Maturity date of promissory notes	1	1	2
Interest rate	10%	6%	10%
Default interest rate	15%	15%	15%
Collateral	Unsecured	Unsecured	Unsecured
Conversion rate	3	3	3

Bridge Notes and Related Party Notes are summarized as follows at December 31, 2023 and 2022:

	2022 Bridge Notes	Related Party Notes	2023 Bridge Notes
Issuance date of promissory notes	May 2022	May 2022	May 2023
Maturity date of promissory notes	1	1	2
Interest rate	10%	6%	10%
Default interest rate	15%	15%	15%
Collateral	Unsecured	Unsecured	Unsecured
Conversion rate	3	3	3

Face amount of notes	$888,889	$338,889	$-
Less: unamortized debt discount	(407,555)	(155,443)	-
Add: accrued interest on promissory notes	54,567	11,651	-
Balance - December 31, 2022	$535,901	$195,097	$-
Face amount of notes	-	-	-
Less: unamortized debt discount	-	-	-
Add: accrued interest on promissory notes	-	-	-
Balance - December 31, 2023	$-	$-	$-

Schedule of Reconciliation of the Beginning and Ending Balances for the Convertible Knight Note

A reconciliation of the beginning and ending balances for the Convertible Knight Note, which is measured at fair value on a recurring basis using significant unobservable inputs (Level 3) is as follows for the three and nine months ended September 30, 2023:

Convertible Knight Note, at fair value
Promissory Notes, at fair value at December 31, 2022	$-
Fair value at modification date - January 9, 2023	21,520,650
Fair value - mark to market adjustment	(339,052)
Accrued interest recognized	634,243
Promissory Notes, at fair value at March 31, 2023	21,815,841

Fair value - mark to market adjustment	1,064,849
Accrued interest recognized	659,306
Promissory Notes, at fair value at June 30, 2023	23,539,996
Fair value - mark to market adjustment	(6,105,066)
Extinguishment of Promissory Notes	(17,434,930)
Promissory Notes, at fair value at September 30, 2023	$-

A reconciliation of the beginning and ending balances for the Convertible Knight Note, which is measured at fair value on a recurring basis using significant unobservable inputs (Level 3) is as follows for the year ended December 31, 2023:

Convertible Knight Note, at fair value
Promissory Notes, at fair value at December 31, 2022	$-
Fair value at modification date - January 9, 2023	21,520,650
Fair value - mark to market adjustment	(5,379,269)
Accrued interest recognized	1,293,549
Extinguishment of Promissory Notes	(17,434,930)
Promissory Notes, at fair value at December 31, 2023	$-

Schedule of the Current Future Payment Obligations

The current future payment obligations of the principal are as follows:

Period	Principal Payments
2024 (remaining three months)	$-
2025	-
2026	683
2027	3,228
2028	3,342
Thereafter	142,747
Total	$150,000
The current future payment obligations of the principal are as follows:
Period	Principal Payments
2024	$-
2025	-
2026	683
2027	3,228
2028	3,342
Thereafter	142,747
Total	$150,000

Schedule of Promissory Notes

Promissory notes are summarized as follows at December 31, 2023:

	Knight Therapeutics	Note, including amendment	Bridge Notes	Total
Promissory Notes (including accrued interest), at fair value	$-	$-	$-	$-
Promissory Notes (including accrued interest)	-	-	-	-
Less Current Maturities	-	-	-	-
Long Term Promissory Notes	$-	$-	$-	$-

Promissory notes are summarized as follows at December 31, 2022:

	Knight Therapeutics	Note, including amendment	Bridge Notes	Total
Promissory Notes (including accrued interest)	$16,319,986	$1,109,783	$535,901	$17,965,670
Less Current Maturities	16,319,986	-	535,901	16,855,887
Long Term Promissory Notes	$-	$1,109,783	$-	$1,109,783

Schedule of the Knight Debenture

The Knight debenture as of December 31, 2023 and 2022 consisted of the following:

	December 31, 2023	December 31, 2022
Original Debenture	$-	$3,000,000
Unamortized Debt Discount	-	(279,061)
Debenture Prior to Accumulated Interest	-	2,720,939
Accumulated Interest	-	1,555,670
Debenture	$-	$4,276,609